Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (30)	£ 11
Exchange differences	(1)	(8)
Acquisition of subsidiaries	5
Income statement benefit/(charge)	111	(30)
Tax benefit/(charge) in other comprehensive income	(54)	(17)	£ 23
Ending balance	17	(30)	11
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit/(charge) in other comprehensive income	(68)	(3)
Trading losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	47	89
Exchange differences		2
Acquisition of subsidiaries	1
Income statement benefit/(charge)	34	(44)
Ending balance	82	47	89
Returns provisions [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	35	34
Exchange differences	(1)	(3)
Income statement benefit/(charge)	30	4
Ending balance	64	35	34
Retirement benefit obligations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(49)	(38)
Exchange differences		(1)
Income statement benefit/(charge)	2	(12)
Tax benefit/(charge) in other comprehensive income	(61)	2
Ending balance	(108)	(49)	(38)
Deferred revenue [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	45	41
Exchange differences		(2)
Income statement benefit/(charge)	7	6
Ending balance	52	45	41
Goodwill and intangible [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(209)	(199)
Exchange differences	(2)	2
Acquisition of subsidiaries	4
Income statement benefit/(charge)	29	(12)
Ending balance	(178)	(209)	(199)
Interest limitations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	76	57
Exchange differences		(4)
Income statement benefit/(charge)	(21)	23
Ending balance	55	76	57
Other [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	25	27
Exchange differences	2	(2)
Income statement benefit/(charge)	30	5
Tax benefit/(charge) in other comprehensive income	(7)	(5)
Ending balance	£ 50	£ 25	£ 27